Vessels, net (Tables)	9 Months Ended
Sep. 30, 2019
Vessels, net [Abstract]
Vessel, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2018	$7,549,281	$(553,931)	$6,995,350
—Vessel acquisition	6,966,976	—	6,966,976
—Period depreciation	—	(252,899)	(252,899)
Balance September 30, 2019	$14,516,257	$(806,830)	$13,709,427